CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 350,000	$ 1,238,585	$ 212,243
Accounts receivable net	3,699	7,558	225,899
Inventory, net	162,283	101,387	43,513
Prepaid expenses and other current assets	173,235	195,910	249,454
Total current assets	689,217	1,543,440	731,109
Property and equipment, net	111,055	93,055	34,446
Capitalized patents, net	6,782	7,234	11,792
Lease right of use, net	96,354	101,883	0
Trademarks	54,474	49,867	0
Total other assets	157,610	158,984	11,792
Total assets	957,882	1,795,479	777,347
Current liabilities
Accounts payable and accrued liabilities, including related parties	294,739	371,530	571,828
Accrued compensation	487,161	393,017	2,515,256
Deferred revenue	714,286	714,286	18,895
Current portion of lease liability	21,704	21,365	0
Note payable	0	0	131,722
Note payable - related party	0	0	97,743
Convertible notes, net of discount of $0 and $497,961	371,695	0	157,039
Convertible notes, related party - net of discount of $0 and $ 30,913	33,152	0	9,087
Income taxes payable	912	912	0
Total current liabilities	1,923,649	1,501,110	3,501,570
Commitments and contingencies (Note 12)	0
Lease liability, net of current portion	75,992	81,494	0
Deferred revenue	3,392,857	3,571,429	0
Convertible notes, net of discount	0	325,784	0
Convertible notes, net of discount – related party	0	28,824	0
Deferred tax liability	433	433	0
Total liabilities	5,392,931	5,509,074	3,501,570
Stockholders’ deficiency
Preferred Stock, $.0001 par value; 100,000,000 shares authorized. No shares issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	0	0	0
Common Stock, $.0001 par value; 200,000,000 shares authorized; 7,815,816 and 7,714,625 and 7,888,717 issued and outstanding as of December 31, 2019 and December 31, 2018, and March 31, 2020, respectively	789	782	772
Additional paid-in capital	20,897,320	20,174,389	18,996,227
Accumulated deficit	(25,333,158)	(23,888,766)	(21,721,222)
Total stockholders’ deficiency	(4,435,049)	(3,713,595)	(2,724,223)
Total liabilities and stockholders' deficiency	$ 957,882	$ 1,795,479	$ 777,347